Share-based Payment Arrangements - Summary of Employee Share Options (Detail)						1 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2023 shares	Jan. 01, 2023 shares $ / shares	Jul. 01, 2022 shares $ / shares	Jan. 01, 2022 shares $ / shares	Dec. 15, 2020 shares	Sep. 30, 2017 shares	Jul. 31, 2010 shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Equivalent ADSs granted							6,670,356
2014 Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Beginning of Period		371,569	371,569	487,829				371,569	487,829
Number of Equivalent ADSs, Equivalent ADSs expired								(48,800)	(116,260)
Number of Equivalent ADSs, Equivalent ADSs granted							533,629
Number of Equivalent ADSs, Ending of Period								322,769	371,569	487,829
Number of Equivalent ADSs, Equivalent ADS exercisable, end of period								322,769	371,569
Weighted- average Exercise Price, Beginning of Period | $ / shares		$ 22	$ 22	$ 17.88				$ 22	$ 17.88
Weighted- average Exercise Price, Equivalent ADSs expired | $ / shares								17.08	17.08
Weighted- average Exercise Price, End of Period | $ / shares								22.74	22	$ 17.88
Weighted- average Exercise Price, Equivalent ADSs exercisable, end of period | $ / shares								$ 22.74	$ 22
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Equivalent ADSs granted						825,833
2017 Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Beginning of Period		20,048	20,048	20,048				20,048	20,048
Number of Equivalent ADSs, Equivalent ADSs granted						33,033
Number of Equivalent ADSs, Equivalent ADSs forfeited								(333)	0
Number of Equivalent ADSs, Ending of Period								19,715	20,048	20,048
Number of Equivalent ADSs, Equivalent ADS exercisable, end of period								19,715	20,048
Weighted- average Exercise Price, Beginning of Period | $ / shares		$ 31.9	$ 31.9	$ 31.9				$ 31.9	$ 31.9
Weighted- average Exercise Price, Equivalent ADSs forfeited | $ / shares								31.9	0
Weighted- average Exercise Price, End of Period | $ / shares								31.9	31.9	$ 31.9
Weighted- average Exercise Price, Equivalent ADSs exercisable, end of period | $ / shares								$ 31.9	$ 31.9
2020 Equity Incentive Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Beginning of Period		1,154,072	1,010,468	804,313				1,154,072	804,313
Number of Equivalent ADSs, Equivalent ADSs granted	370,000	407,226	143,600	355,030	764,812			777,226	355,030	56,400
Number of Equivalent ADSs, Equivalent ADSs forfeited								0	(148,875)
Number of Equivalent ADSs, Ending of Period								1,931,298	1,010,468	804,313
Number of Equivalent ADSs, Equivalent ADS exercisable, end of period								673,880	241,205
Weighted- average Exercise Price, Beginning of Period | $ / shares		$ 2.59	$ 8.65	$ 10.3				$ 2.59	$ 10.3
Weighted- average Exercise Price, Equivalent ADSs granted | $ / shares								2.92	5.6
Weighted- average Exercise Price, Equivalent ADSs forfeited | $ / shares								0	10.3
Weighted- average Exercise Price, End of Period | $ / shares								2.72	8.65	$ 10.3
Weighted- average Exercise Price, Equivalent ADSs exercisable, end of period | $ / shares								$ 2.59	$ 8.65